Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 29, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company
File No. 333-290021
(Fixed Account Annuity (Strategic Value Annuity))
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated April 27,
2026 being used for certain registered annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Post-
Effective Amendment No. 1 filed electronically with the Commission on April 10, 2026.

If you have any questions, please contact me at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel
Brighthouse Life Insurance Company